UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2017

ITEM	1. REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2017

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.4%
U.S. Treasury Bills — 77.4%
U.S. Cash Management Bills	1.044-1.064%	1/2/18	$465,000,000	$463,333,008	(a)
U.S. Treasury Bills	0.839-0.987%	9/7/17	1,231,967,000	1,231,773,163	(a)
U.S. Treasury Bills	0.914-0.998%	9/14/17	1,560,701,000	1,560,161,955	(a)
U.S. Treasury Bills	0.894-1.013%	9/21/17	1,730,000,000	1,729,086,279	(a)
U.S. Treasury Bills	0.909-0.961%	9/28/17	1,325,000,000	1,324,055,278	(a)
U.S. Treasury Bills	0.950-0.960%	10/19/17	525,000,000	524,335,166	(a)
U.S. Treasury Bills	0.951-1.012%	10/26/17	424,867,000	424,244,272	(a)
U.S. Treasury Bills	0.980-1.073%	11/2/17	1,209,185,000	1,207,062,375	(a)
U.S. Treasury Bills	1.007-1.105%	11/9/17	922,640,000	920,820,237	(a)
U.S. Treasury Bills	1.025-1.030%	11/16/17	280,000,000	279,396,222	(a)
U.S. Treasury Bills	1.003-1.056%	11/24/17	867,450,000	865,377,999	(a)
U.S. Treasury Bills	1.003-1.023%	11/30/17	1,075,000,000	1,072,285,001	(a)
U.S. Treasury Bills	1.076%	12/7/17	54,859,000	54,700,839	(a)
U.S. Treasury Bills	1.106%	12/14/17	112,030,000	111,673,994	(a)
U.S. Treasury Bills	1.081-1.126%	12/21/17	226,435,000	225,656,712	(a)
U.S. Treasury Bills	1.116%	12/28/17	230,000,000	229,163,183	(a)
U.S. Treasury Bills	1.019-1.136%	1/4/18	253,058,000	252,066,319	(a)
U.S. Treasury Bills	1.131%	1/11/18	195,000,000	194,195,625	(a)
U.S. Treasury Bills	1.117%	1/18/18	170,000,000	169,271,081	(a)
U.S. Treasury Bills	1.118-1.136%	1/25/18	355,000,000	353,384,368	(a)
U.S. Treasury Bills	1.114-1.122%	2/8/18	500,000,000	497,530,223	(a)
U.S. Treasury Bills	1.121-1.131%	2/15/18	300,000,000	298,443,654	(a)
U.S. Treasury Bills	1.116%	2/22/18	200,000,000	198,926,999	(a)
U.S. Treasury Bills	1.140%	4/26/18	50,000,000	49,628,041	(a)
Total U.S. Treasury Bills				14,236,571,993
U.S. Treasury Notes — 23.0%
U.S. Treasury Notes	0.407%	9/30/17	200,000,000	199,934,470	(a)
U.S. Treasury Notes	0.099-0.338%	10/31/17	550,000,000	549,774,844	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.168%)	1.191%	10/31/17	300,000,000	299,986,716	(b)
U.S. Treasury Notes	0.477%	11/30/17	100,000,000	99,880,902	(a)
U.S. Treasury Notes	0.875%	11/30/17	205,000,000	205,027,329
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.272%)	1.295%	1/31/18	625,000,000	625,073,731	(b)
U.S. Treasury Notes	0.294%	3/31/18	100,000,000	99,828,211	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.190%)	1.213%	4/30/18	650,000,000	650,022,619	(b)

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2017 Annual Report	25

Schedule of investments (cont’d)

August 31, 2017

U.S. Treasury Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Notes — continued
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.174%)	1.197%	7/31/18	$468,500,000	$468,500,631	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	1.193%	10/31/18	350,000,000	350,004,303	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	1.163%	1/31/19	174,800,000	174,775,085	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	1.093%	4/30/19	200,000,000	200,016,417	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	1.083%	7/31/19	300,000,000	300,006,944	(b)
Total U.S. Treasury Notes				4,222,832,202
Total Investments — 100.4% (Cost — $18,459,404,195#)				18,459,404,195
Liabilities in Excess of Other Assets — (0.4)%				(80,242,532)
Total Net Assets — 100.0%				$18,379,161,663

(a)	Rate shown represents yield-to-maturity.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

26	U.S. Treasury Reserves Portfolio 2017 Annual Report

Statement of assets and liabilities

August 31, 2017

Assets:
Investments, at value	$18,459,404,195
Cash	4,600
Receivable for securities sold	377,322,450
Interest receivable	6,209,746
Total Assets	18,842,940,991

Liabilities:
Payable for securities purchased	463,333,008
Trustees’ fees payable	35,802
Accrued expenses	410,518
Total Liabilities	463,779,328
Total Net Assets	$18,379,161,663

Represented by:
Paid-in capital	$18,379,161,663

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2017 Annual Report	27

Statement of operations

For the Year Ended August 31, 2017

Investment Income:
Interest	$123,218,936
Other income	4,702
Total Investment Income	123,223,638

Expenses:
Investment management fee (Note 2)	18,991,163
Fund accounting fees	1,060,272
Trustees’ fees	474,767
Legal fees	352,611
Custody fees	120,989
Audit and tax fees	32,675
Miscellaneous expenses	103,635
Total Expenses	21,136,112
Less: Fee waivers and/or expense reimbursements (Note 2)	(18,991,163)
Net Expenses	2,144,949
Net Investment Income	121,078,689
Net Realized Loss on Investments	(47,180)
Increase in Net Assets From Operations	$121,031,509

See Notes to Financial Statements.

28	U.S. Treasury Reserves Portfolio 2017 Annual Report

Statements of changes in net assets

For the Years Ended August 31,	2017	2016

Operations:
Net investment income	$121,078,689	$55,572,506
Net realized gain (loss)	(47,180)	183,327
Increase in Net Assets From Operations	121,031,509	55,755,833

Capital Transactions:
Proceeds from contributions	34,400,143,856	40,337,186,230
Value of withdrawals	(36,522,202,036)	(41,793,812,100)
Decrease in Net Assets From Capital Transaction	(2,122,058,180)	(1,456,625,870)
Decrease in Net Assets	(2,001,026,671)	(1,400,870,037)

Net Assets:
Beginning of year	20,380,188,334	21,781,058,371
End of year	$18,379,161,663	$20,380,188,334

See Notes to Financial Statements.

U.S. Treasury Reserves Portfolio 2017 Annual Report	29

Financial highlights

For the years ended August 31:
	2017	2016	2015	2014	2013

Net assets, end of year (000s)	$18,379,162	$20,380,188	$21,781,058	$24,516,668	$18,113,633
Total return[1]	0.65%	0.26%	0.05%	0.01%	0.03%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.01	0.01	0.04	0.07
Net investment income	0.64	0.26	0.05	0.02	0.02

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]	Reflects fee waivers and/or expense reimbursements.

[3]

The investment manager pursuant to the terms of the feeder fund’s investment management agreement has contractually agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time. Prior to August 18, 2014, as a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%.

See Notes to Financial Statements.

30	U.S. Treasury Reserves Portfolio 2017 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

U.S. Treasury Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2017, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

U.S. Treasury Reserves Portfolio 2017 Annual Report	31

Notes to financial statements (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$18,459,404,195	—	$18,459,404,195

†	See Schedule of Investments for additional detailed categorizations.

(b) Interest income and expenses. Interest income (including interest income from payment-in-kind securities), consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

(d) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(e) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2017, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(f) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

32	U.S. Treasury Reserves Portfolio 2017 Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between LMPFA and the feeder fund, LMPFA has contractually agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2017, fees waived and/or expenses reimbursed amounted to $18,991,163.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2017, the Portfolio did not invest in derivative instruments.

4. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X was August 1, 2017. The Portfolio has adopted the amendments to Regulation S-X and upon evaluation, has concluded that the amendments do not materially impact the financial statement amounts; however, as required, additional or enhanced disclosure has been included.

U.S. Treasury Reserves Portfolio 2017 Annual Report	33

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of U.S. Treasury Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 17, 2017

34	U.S. Treasury Reserves Portfolio 2017 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of U.S. Treasury Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	Since 1989 (Chairman of the Board since 2016)
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); formerly, Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

U.S. Treasury Reserves Portfolio	27

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

28	U.S. Treasury Reserves Portfolio

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); formerly, Trustee, First Potomac Realty Trust (2005 to 2017); Director, DeVry Inc. (educational services) (2012 to 2016); Director, Xybernaut Corporation (information technology) (2004 to 2006); Director, Digital Net Holdings, Inc. (2003 to 2004); Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	45
Other board memberships held by Trustee during past five years	None

U.S. Treasury Reserves Portfolio	29

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2016); Officer and/or Trustee/Director of 149 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	142
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

30	U.S. Treasury Reserves Portfolio

Additional Officers cont’d
Jenna Bailey Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

U.S. Treasury Reserves Portfolio	31

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2011 and since 2017
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

32	U.S. Treasury Reserves Portfolio

Change in Independent Registered Public Accounting Firm

On August 14, 2017, KPMG LLP (“KPMG”) resigned, at the request of the Portfolio, as the independent registered public accounting firm to the Portfolio, upon completion of the audit of the Portfolio’s financial statements as of and for the fiscal period ended August 31, 2017 and the issuance of their report thereon, dated October 17, 2017. The Audit Committee of the Portfolio’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. KPMG’s reports on the Portfolio’s financial statements for the fiscal periods ended August 31, 2017 and August 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016 and the subsequent interim period through October 17, 2017, (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Portfolio’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Portfolio’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (“PwC”) as the Portfolio’s independent registered public accounting firm for the fiscal year ending August 31, 2018. The selection of PwC does not reflect any disagreements with or dissatisfaction by the Portfolio or the Board of Trustees with the performance of the Portfolio’s prior independent registered public accounting firm, KPMG. During the Portfolio’s fiscal periods ended August 31, 2017 and August 31, 2016, and the subsequent interim period through October 17, 2017, neither the Portfolio, nor anyone on its behalf, consulted with PwC on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Portfolio’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

U.S. Treasury Reserves Portfolio	33

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2016 and August 31, 2017 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $210,600 in 2016 and $176,650 in 2017.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2016 and $0 in 2017.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $23,880 in 2016 and $24,120 in 2017. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There was no other fee billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2016 and 2017; Tax Fees were 100% and 100% for 2016 and 2017; and Other Fees were 100% and 100% for 2016 and 2017.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2017.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: October 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: October 25, 2017